Cover	Jun. 11, 2026
Cover [Abstract]
Document Type	8-K
Amendment Flag	false
Document Period End Date	Jun. 11, 2026
Entity File Number	000-56508
Entity Registrant Name	ELVICTOR GROUP, INC.
Entity Central Index Key	0001741489
Entity Tax Identification Number	84-3868118
Entity Incorporation, State or Country Code	NV
Entity Address, Address Line One	Vari
Entity Address, City or Town	Attica
Entity Address, Country	GR
City Area Code	1
Local Phone Number	877 374 4196
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Entity Emerging Growth Company	false